Document and Entity Information	Jan. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 20, 2023
Entity Registrant Name	SCHLUMBERGER LIMITED/NV
Entity Incorporation, State or Country Code	P8
Entity File Number	1-4601
Entity Tax Identification Number	52-0684746
Entity Address, Address Line One	5599 San Felipe
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	513-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.01 per share
Trading Symbol	SLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000087347